Foreclosed Assets (Foreclosed Assets) (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Accounts, Notes, Loans and Financing Receivable [Line Items]
Foreclosed assets		$ 204
Valuation Allowance
Foreclosed assets, net		204
Single-Family Mortgage Loans [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Foreclosed assets		$ 204